Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Feb. 28, 2019	Aug. 31, 2018
Current
Cash	$ 3,132	$ 3,017
Restricted Cash - Waterberg		126
Marketable Securities		7,084
Amounts receivable	190	863
Prepaid expenses	200	226
Total current assets	3,522	11,316
Performance bonds	73	70
Exploration and evaluation assets	35,845	29,406
Property, plant and equipment	598	1,057
Total assets	40,038	41,849
Current
Accounts payable and other liabilities	3,720	3,572
Loan payable	43,780
Total current liabilities	47,500	3,572
Loans payable		42,291
Convertible notes	15,835	14,853
Warrant derivative	2,646	663
Total liabilities	65,981	61,379
SHAREHOLDERS' EQUITY
Share capital	823,229	818,454
Contributed surplus	25,966	25,950
Accumulated other comprehensive loss	(158,881)	(159,742)
Deficit	(729,651)	(715,344)
Total shareholders' deficit attributable to shareholders of Platinum Group Metals Ltd.	(39,337)	(30,682)
Non-controlling interest	13,394	11,152
Total shareholders' deficit	(25,943)	(19,530)
Total liabilities and shareholders' deficit	$ 40,038	$ 41,849